INITIAL PUBLIC OFFERING (Details)	Aug. 10, 2021 $ / shares shares
Initial Public Offering
INITIAL PUBLIC OFFERING
Sale of unit (in shares)	11,500,000
Purchase price (in dollars per share) | $ / shares	$ 10.15
Initial Public Offering | Public Warrant
INITIAL PUBLIC OFFERING
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants | $ / shares	$ 11.50
Over-allotment option
INITIAL PUBLIC OFFERING
Sale of unit (in shares)	1,500,000
Purchase price (in dollars per share) | $ / shares	$ 10.00